Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

As of June 30, 2020 and December 31, 2019, property, plant and equipment consist of:

	June 30, 2020	December 31, 2019
	(Unaudited)
Office buildings	$4,754,755	$4,822,303
Electronic equipment, furniture and fixtures	5,435,739	5,029,249
Motor vehicles	221,547	242,265
Purchased software	15,694,167	15,538,161
	26,106,209	25,631,978
Less: accumulated depreciation	(15,176,380)	(13,796,462)
Property, plant and equipment, net	$10,929,829	$11,835,516